Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	December 31, 2025			December 31, 2024
	Fair Value Measurements			Fair Value Measurements
	Using Input Type			Using Input Type
	Level 1	Level 2	Total	Level 1	Level 2	Total
Mutual funds	$85,963,894	$-	$85,963,894	$79,967,691	$-	$79,967,691
Ethan Allen common stock	2,425,080	-	2,425,080	3,494,911	-	3,494,911
Self-directed brokerage account	2,282,780	-	2,282,780	2,147,046	-	2,147,046
Total investments measured at fair value	$90,671,754	$-	$90,671,754	$85,609,648	$-	$85,609,648

Common collective trust funds measured at net asset value (a)			153,504,327			139,801,329

Total investments, at fair value			$244,176,081			$225,410,977
	Fair Value		Unfunded	Redemption	Redemption
Investment Type	2025	2024	Commitment	Frequency	Notice Period

MFS MidCap Value Fund	$8,029,529	$8,098,276	None	Daily	None
T Rowe Price Retirement 2005 - Trust	$489,418	$539,192	None	Daily	None
T Rowe Price Retirement 2010 - Trust	$2,801,851	$2,540,664	None	Daily	None
T Rowe Price Retirement 2015 - Trust	$1,130,973	$1,016,738	None	Daily	None
T Rowe Price Retirement 2020 - Trust	$7,588,132	$7,891,801	None	Daily	None
T Rowe Price Retirement 2025 - Trust	$10,372,927	$9,660,567	None	Daily	None
T Rowe Price Retirement 2030 - Trust	$22,026,021	$19,093,031	None	Daily	None
T Rowe Price Retirement 2035 - Trust	$11,331,690	$9,075,468	None	Daily	None
T Rowe Price Retirement 2040 - Trust	$12,521,950	$11,047,970	None	Daily	None
T Rowe Price Retirement 2045 - Trust	$6,486,068	$5,486,043	None	Daily	None
T Rowe Price Retirement 2050 - Trust	$7,226,104	$5,780,777	None	Daily	None
T Rowe Price Retirement 2055 - Trust	$4,672,362	$3,817,391	None	Daily	None
T Rowe Price Retirement 2060 - Trust	$1,757,018	$1,289,734	None	Daily	None
T Rowe Price Retirement 2065 - Trust	$582,333	$430,878	None	Daily	None
Winslow Large Cap Growth Fund	$37,234,221	$35,860,952	None	Daily	None
Putnam Stable Value Fund	$19,253,730	$18,171,847	None	Daily	None